Premises and Equipment - Year-End Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 42,756	$ 41,989
Accumulated depreciation	(25,590)	(24,215)
Premises and equipment, net	17,166	17,774
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,094	4,094
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,482	19,397
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 19,180	$ 18,498